LEASE - Other operating leases (Details) - 12 months ended Dec. 31, 2023 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
LEASE
Operating lease cost	¥ 41,158	$ 5,797
Short term lease cost	41	6
Total	¥ 41,199	$ 5,803